Property, Plant and Equipment, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net
Balance at beginning of the period	$ 83,281,627	$ 83,329,232
Additions	23,267,847	20,131,738	$ 19,108,284
Balance at end of the period	87,922,126	83,281,627	83,329,232
Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	208,238,914	192,358,016
Additions	23,267,847	20,131,738
Dismantling cost	69,350	71,241
Retirements and reclassifications to other accounts	(4,554,545)	(3,297,784)
Transfers from intangibles assets, net	(547,940)	(1,045,065)
Effect of translation	35,125	20,768
Balance at end of the period	226,508,751	208,238,914	192,358,016
Accumulated Amortisation
Property, Plant and Equipment, Net
Balance at beginning of the period	(124,957,287)	(109,028,784)
Retirements and reclassifications to other accounts	4,141,389	1,774,919
Depreciation, property, plant and equipment	(17,730,550)	(17,689,503)
Effect of translation	(40,177)	(13,919)
Balance at end of the period	(138,586,625)	(124,957,287)	(109,028,784)
Buildings and Land
Property, Plant and Equipment, Net
Balance at beginning of the period	9,579,153	9,437,130
Balance at end of the period	9,659,391	9,579,153	9,437,130
Buildings and Land | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	14,886,912	14,509,206
Additions	2,290	6,252
Retirements and reclassifications to other accounts	(93,883)	(53,559)
Transfers and reclassifications	412,054	415,289
Effect of translation	(4,773)	9,724
Balance at end of the period	15,202,600	14,886,912	14,509,206
Buildings and Land | Accumulated Amortisation
Property, Plant and Equipment, Net
Balance at beginning of the period	(5,307,759)	(5,072,076)
Retirements and reclassifications to other accounts	70,754	37,704
Depreciation, property, plant and equipment	(304,842)	(268,684)
Effect of translation	(1,362)	(4,703)
Balance at end of the period	(5,543,209)	(5,307,759)	(5,072,076)
Technical equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	54,013,318	52,649,603
Balance at end of the period	57,193,503	54,013,318	52,649,603
Technical equipment | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	157,262,188	141,966,642
Additions	14,334,876	12,384,030
Dismantling cost	69,350	71,241
Retirements and reclassifications to other accounts	(2,423,831)	(547,789)
Transfers from intangibles assets, net		(2,725)
Transfers and reclassifications	3,513,272	3,381,566
Effect of translation	39,351	9,223
Balance at end of the period	172,795,206	157,262,188	141,966,642
Technical equipment | Accumulated Amortisation
Property, Plant and Equipment, Net
Balance at beginning of the period	(103,248,870)	(89,317,039)
Retirements and reclassifications to other accounts	3,326,801	1,622,089
Depreciation, property, plant and equipment	(15,641,059)	(15,545,278)
Effect of translation	(38,575)	(8,642)
Balance at end of the period	(115,601,703)	(103,248,870)	(89,317,039)
Satellite Transponders
Property, Plant and Equipment, Net
Balance at beginning of the period	2,055,025	2,337,439
Balance at end of the period	1,772,611	2,055,025	2,337,439
Satellite Transponders | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	6,026,094	6,026,094
Balance at end of the period	6,026,094	6,026,094	6,026,094
Satellite Transponders | Accumulated Amortisation
Property, Plant and Equipment, Net
Balance at beginning of the period	(3,971,069)	(3,688,655)
Depreciation, property, plant and equipment	(282,414)	(282,414)
Balance at end of the period	(4,253,483)	(3,971,069)	(3,688,655)
Furniture and Fixtures
Property, Plant and Equipment, Net
Balance at beginning of the period	545,329	554,786
Balance at end of the period	521,800	545,329	554,786
Furniture and Fixtures | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	1,263,800	1,158,745
Additions	68,201	24,562
Retirements and reclassifications to other accounts	(62,210)	(2,426)
Transfers and reclassifications	28,976	82,855
Effect of translation	36	64
Balance at end of the period	1,298,803	1,263,800	1,158,745
Furniture and Fixtures | Accumulated Amortisation
Property, Plant and Equipment, Net
Balance at beginning of the period	(718,471)	(603,959)
Retirements and reclassifications to other accounts	58,751	2,208
Depreciation, property, plant and equipment	(117,255)	(116,651)
Effect of translation	(28)	(69)
Balance at end of the period	(777,003)	(718,471)	(603,959)
Transportation Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	1,090,966	1,195,318
Balance at end of the period	1,242,004	1,090,966	1,195,318
Transportation Equipment | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	3,122,232	3,000,322
Additions	395,005	75,219
Retirements and reclassifications to other accounts	(280,189)	(45,726)
Transfers and reclassifications	170,788	92,370
Effect of translation	71	47
Balance at end of the period	3,407,907	3,122,232	3,000,322
Transportation Equipment | Accumulated Amortisation
Property, Plant and Equipment, Net
Balance at beginning of the period	(2,031,266)	(1,805,004)
Retirements and reclassifications to other accounts	127,440	41,131
Depreciation, property, plant and equipment	(262,008)	(267,356)
Effect of translation	(69)	(37)
Balance at end of the period	(2,165,903)	(2,031,266)	(1,805,004)
Computer Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	2,092,070	2,316,042
Balance at end of the period	2,117,027	2,092,070	2,316,042
Computer Equipment | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	9,198,382	8,548,265
Additions	339,967	253,783
Retirements and reclassifications to other accounts	(618,714)	(72,113)
Transfers and reclassifications	594,158	467,754
Effect of translation	306	693
Balance at end of the period	9,514,099	9,198,382	8,548,265
Computer Equipment | Accumulated Amortisation
Property, Plant and Equipment, Net
Balance at beginning of the period	(7,106,312)	(6,232,223)
Retirements and reclassifications to other accounts	557,776	71,752
Depreciation, property, plant and equipment	(848,426)	(945,389)
Effect of translation	(110)	(452)
Balance at end of the period	(7,397,072)	(7,106,312)	(6,232,223)
Leasehold Improvements
Property, Plant and Equipment, Net
Balance at beginning of the period	1,032,096	1,124,546
Balance at end of the period	880,244	1,032,096	1,124,546
Leasehold Improvements | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	3,605,636	3,434,374
Additions	17,508	19,283
Retirements and reclassifications to other accounts	(19,860)	(627)
Transfers and reclassifications	125,175	152,591
Effect of translation	37	15
Balance at end of the period	3,728,496	3,605,636	3,434,374
Leasehold Improvements | Accumulated Amortisation
Property, Plant and Equipment, Net
Balance at beginning of the period	(2,573,540)	(2,309,828)
Retirements and reclassifications to other accounts	133	35
Depreciation, property, plant and equipment	(274,546)	(263,731)
Effect of translation	(33)	(16)
Balance at end of the period	(2,848,252)	(2,573,540)	(2,309,828)
Construction and Projects in Progress
Property, Plant and Equipment, Net
Balance at beginning of the period	12,873,670	13,714,368
Balance at end of the period	14,535,546	12,873,670	13,714,368
Construction and Projects in Progress | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	12,873,670	13,714,368
Additions	8,110,000	7,368,609
Retirements and reclassifications to other accounts	(1,055,858)	(2,575,544)
Transfers from intangibles assets, net	(547,940)	(1,042,340)
Transfers and reclassifications	(4,844,423)	(4,592,425)
Effect of translation	97	1,002
Balance at end of the period	$ 14,535,546	$ 12,873,670	$ 13,714,368